Risk management - Credit risk portfolio - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) NumberOfCustomers	Dec. 31, 2019 EUR (€)
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	3.93%
Outstanding amount in portfolio	€ 887,454	€ 853,930
Number of customers that have been granted payment holidays | NumberOfCustomers	196,000
Exposure of loans for which payment holiday was granted	€ 19,400
Percent of granted payment holidays expire	93.00%
Aviation [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 4,600
Percentage Of net Outstandings	0.52%
Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 5,900
Percentage Of net Outstandings	0.67%
Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 10,800
Percentage Of net Outstandings	1.22%
Excluding Central Banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ (14,000)
Italy [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	17,544
Switzerland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10,494
Turkey [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	9,579
Romania [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	8,484
Russian Federation [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,964
Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 225,532	210,046
Overall portfolio percent	25.00%
Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 39,101	36,156
Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	34,512	30,785
UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	31,018	29,400
Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 25,330	27,827
Belgium And Netherlands [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percent of customers located in specific area, related to payment holidays	55.00%
Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 48,451	47,066
Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	121,282	116,894
Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	140,722	118,561
France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	22,721	20,703
Pre-settlement [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio		50,672
Lending Exposure [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Foreign exchange rate changes, negative impact on portfolio growth amount	13,900
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	7,800
Outstanding amount in portfolio	€ 388,270	€ 378,444
Percentage Of net Outstandings	43.80%	44.30%
Business Lending [Member] | Switzerland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 9,544	€ 11,328
Business Lending [Member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	100,918	81,383
Business Lending [Member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	16,176	17,498
Business Lending [Member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	13,864	14,919
Business Lending [Member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	16,332	19,013
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	10,019	9,731
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	50,245	51,881
Business Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	35,069	18,366
Business Lending [Member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	9,513	10,015
Business Lending [Member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	37,435	45,131
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	331,288	329,949
Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 240,520	231,180
Industry composition percentage	67.00%
Retail Benelux [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 149,686	142,547
Retail Benelux [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	55	66
Retail Benelux [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	66	68
Retail Benelux [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	193	277
Retail Benelux [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,373	4,051
Retail Benelux [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	22	27
Retail Benelux [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	84,104	82,368
Retail Benelux [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	542	485
Retail Benelux [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	618	519
Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 236,377	214,575
Industry composition percentage	73.00%
Retail Challengers & Growth Markets [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 645	905
Retail Challengers & Growth Markets [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	20,750	20,377
Retail Challengers & Growth Markets [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	25,255	21,838
Retail Challengers & Growth Markets [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	170	225
Retail Challengers & Growth Markets [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	864	1,554
Retail Challengers & Growth Markets [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	40,294	38,416
Retail Challengers & Growth Markets [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	642	572
Retail Challengers & Growth Markets [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	119,032	99,966
Retail Challengers & Growth Markets [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	6,447	6,267
Investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ 59,300
Percentage of increase (decrease) in portfolio size	4.00%
Outstanding amount in portfolio	€ 646,357	€ 587,056
Rating class concentration increase or (decrease) percentage	72.80%	68.70%
Percentage Of net Outstandings	99.00%
Investment grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 169,111	€ 144,134
Investment grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	26,045	22,921
Investment grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	26,622	23,598
Investment grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	25,924	24,429
Investment grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 19,528	21,444
Credit grade percentage	77.10%
Investment grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 34,545	31,542
Investment grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	78,294	73,010
Investment grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 118,082	€ 95,685
Investment grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	66.30%	61.10%
Investment grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 16,688	€ 15,418
Investment grade [member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	75.40%
Non-investment grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ (28,000)
Outstanding amount in portfolio	€ 221,772	€ 249,814
Rating class concentration increase or (decrease) percentage	25.00%	29.30%
Non-investment grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 51,818	€ 60,937
Non-investment grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	11,979	12,219
Non-investment grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	7,468	6,832
Non-investment grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	4,837	4,807
Non-investment grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 5,530	6,229
Credit grade percentage	21.80%
Non-investment grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 12,651	14,573
Non-investment grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	38,113	39,994
Non-investment grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 21,185	€ 21,616
Non-investment grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	31.10%	36.70%
Non-investment grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 5,870	€ 5,163
Non-investment grade [member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	22.50%
Substandard grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 5,798	€ 5,555
Rating class concentration increase or (decrease) percentage	0.70%	0.70%
Substandard grade [member] | Aviation [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	1.20%	0.00%
Substandard grade [member] | Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	9.70%	1.80%
Substandard grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	0.70%	0.90%
Substandard grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 1,794	€ 1,993
Substandard grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 215	212
Credit grade percentage	0.60%
Substandard grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 102	85
Credit grade percentage	0.30%
Substandard grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 101	17
Substandard grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 191	€ 75
Credit grade percentage increase (decrease)	0.30%	0.80%
Substandard grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 349	€ 265
Substandard grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	1,159	1,023
Substandard grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 516	555
Credit grade percentage	0.40%
Substandard grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	0.70%
Substandard grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 37	25
Substandard grade [member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	0.20%
Non-performing grade [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ 2,000
Outstanding amount in portfolio	€ 13,526	€ 11,506
Rating class concentration increase or (decrease) percentage	1.50%	1.30%
Non-performing grade [member] | Aviation [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	4.50%	0.00%
Non-performing grade [member] | Hospitality & Leisure [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	6.20%	2.50%
Non-performing grade [member] | Non-food Retail [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of increase (decrease) in portfolio size	3.30%	3.20%
Non-performing grade [member] | Netherlands [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 2,808	€ 2,983
Credit grade percentage	1.20%	1.40%
Non-performing grade [member] | Poland [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 862	€ 806
Credit grade percentage	2.20%
Non-performing grade [member] | Spain [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 320	270
Credit grade percentage	0.90%
Non-performing grade [member] | UK [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 156	148
Non-performing grade [member] | Luxembourg [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 81	79
Credit grade percentage	0.30%
Non-performing grade [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 905	686
Non-performing grade [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 3,715	€ 2,867
Credit grade percentage	3.10%	2.50%
Non-performing grade [member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 939	€ 705
Credit grade percentage	0.70%
Non-performing grade [member] | America [member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	1.80%	1.60%
Non-performing grade [member] | France [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstanding amount in portfolio	€ 126	€ 96
Non-performing grade [member] | Asia [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Credit grade percentage	1.90%	0.30%
Non-performing grade [member] | Retail Benelux [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ 1,100
Non-performing grade [member] | Retail Benelux [member] | Private Individuals [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	700
Non-performing grade [member] | Retail Challengers & Growth Markets [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	900
Non-performing grade [member] | Retail business [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	400
Past Due But Performing [Member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	400
Past Due But Performing [Member] | 61 - 90 [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	300
Past Due But Performing [Member] | Spain [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	300
Past Due But Performing [Member] | Belgium [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	300
Past Due But Performing [Member] | America [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	1,300
Past Due But Performing [Member] | America [member] | 61 - 90 [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	100
Past Due But Performing [Member] | Bermuda [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	200
Past Due But Performing [Member] | France [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	500
Past Due But Performing [Member] | Sweden [member] | 61 - 90 [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	100
Past Due But Performing [Member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ (700)
Percentage of increase (decrease) in portfolio size	(22.00%)
Past Due But Performing [Member] | Retail Benelux [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ 400
Past Due But Performing [Member] | Retail Benelux [member] | Consumer Lending [Member] | Netherlands [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	100
Past Due But Performing [Member] | Retail Benelux [member] | Consumer Lending [Member] | Belgium [member] | 1 - 30 Days [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	200
Past Due But Performing [Member] | Retail Benelux [member] | Consumer Lending [Member] | Germany [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	100
Past Due But Performing [Member] | Retail Challengers & Growth Markets [member] | Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in portfolio size	€ (300)
US Dollar [member]
Disclosure Of Credit Risk Exposure [Line Items]
Appreciation (depreciation) in currency value	(8.45%)
Polish new zloty [member]
Disclosure Of Credit Risk Exposure [Line Items]
Appreciation (depreciation) in currency value	(6.64%)
Turkey, New Lira
Disclosure Of Credit Risk Exposure [Line Items]
Appreciation (depreciation) in currency value	(26.65%)
British pound [member]
Disclosure Of Credit Risk Exposure [Line Items]
Appreciation (depreciation) in currency value	(5.36%)